CAPITAL STOCK AND OTHER RELATED ACCOUNTS	12 Months Ended
Dec. 31, 2025
Disclosure of capital stock and other capital related accounts [abstract]
CAPITAL STOCK AND OTHER RELATED ACCOUNTS	CAPITAL STOCK AND OTHER RELATED ACCOUNTS

	2025	2024
Capital stock	58,348	58,348
Capital adjustment	123,324,276	123,324,276
Share premium	182,839,197	182,839,197
Treasury shares trading premium	492,386	492,386
Merger premium	41,109,656	41,109,656
Total	347,823,863	347,823,863
The issued, paid-in and registered capital stock consists of:
Common stock with a face value of 0.10 per share and entitled to 1 vote each, fully paid-in (in thousands)	583,483	583,483

Acquisition of treasury shares:
Based on the context and the Group’s financial position, the Board of Directors approved various plans for the acquisition of own shares. The purpose of these plans was to use a portion of the Company’s liquidity in an efficient manner, which might result in a higher shareholder return and therefore increase shareholder value considering the current value of the shares. Pursuant to Article 64 of the Capital Markets Law, treasury stock may not exceed, as a whole, the limit of 10% of capital stock. Such acquisitions were made with realized and liquid profits, as the Company had the necessary liquidity to conduct the acquisition of treasury stock, as approved, without affecting its solvency.
Until December 31, 2023 , the Group acquired 12,352,329 own shares for a total value of 57,213,313 and 27,542 ADRs for a total value of 304,966, whose destination has been the following, with no own shares in the portfolio as of that date:
•Within the framework of the incentive programs for senior staff, 17,473 and 10,069 ADRs were distributed.
•On April 25, 2023, the Ordinary and Extraordinary General Shareholders' Meeting approved the voluntary reduction of the Company's share capital for a total of 12,543,339 ordinary shares (which included 12,352,329 shares in the portfolio and 191,010 unnamed actions).

During the year ended December 31, 2024, the Group acquired 65,624 ADRs for a total value of 782,491.
During the fiscal year ended December 31, 2025, the Group did not acquire any shares nor ADRs.